Insurance contracts and private pension (Details 1) - Insurance [Member] - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Liability Remaining Coverage [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	R$ 3,015	R$ 2,248
Income from Insurance Contracts and Private Pension	(6,446)	(5,791)
Financial Income from Insurance Contracts and Private Pension	233	137
Premiums Received, Claims and Other Expenses Paid	7,066	6,421
Closing Balance	3,868	3,015
Loss Component Of The Liability For Remaining Coverage [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	1,960	1,936
Income from Insurance Contracts and Private Pension	(39)	(150)
Financial Income from Insurance Contracts and Private Pension	(71)	174
Premiums Received, Claims and Other Expenses Paid
Closing Balance	1,850	1,960
Liability For Incurred Claims [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	609	697
Income from Insurance Contracts and Private Pension	1,687	1,418
Financial Income from Insurance Contracts and Private Pension		25
Premiums Received, Claims and Other Expenses Paid	(1,651)	(1,531)
Closing Balance	645	609
Total [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	5,584	4,881
Income from Insurance Contracts and Private Pension	(4,798)	(4,523)
Financial Income from Insurance Contracts and Private Pension	162	336
Premiums Received, Claims and Other Expenses Paid	5,415	4,890
Closing Balance	R$ 6,363	R$ 5,584